Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related party support services						$ 246,237
Total collaboration and support revenue	$ 628,000	$ 572,000	$ 1,669,000	$ 1,517,000	$ 2,103,076	2,275,790
Operating Expenses
Research and development	4,400,000	2,384,000	10,709,000	7,506,000	9,593,474	7,240,702
Direct costs	709,000	467,000	1,764,000	1,234,000	1,670,444	1,821,483
Marketing and sales	729,000	309,000	1,819,000	926,000	1,204,827	1,543,783
Finance and administrative	3,271,000	302,000	6,200,000	935,000	1,227,372	916,567
Total operating Expenses	9,109,000	3,462,000	20,492,000	10,601,000	13,696,117	11,522,535
Operating (Loss)	(8,481,000)	(2,890,000)	(18,823,000)	(9,084,000)	(11,593,041)	(9,246,745)
Non-operating Income (Expense)
Interest income	18,000	1,000	27,000	27,000	28,076	232,316
Interest expense	(32,000)	(89,000)	(374,000)	(266,000)	(361,272)	(59,366)
Loss from change in fair value of embedded derivative liability			(2,680,000)		(2,817,000)
Other expense	(2,000)		(3,102,000)
Total non-operating (expense)	(16,000)	(88,000)	(6,129,000)	(239,000)	(2,664,307)	172,950
Gain on loan extinguishment					922,815
Pretax (Loss)	(8,497,000)	(2,978,000)	(24,952,000)	(9,323,000)	(14,257,348)	(9,073,795)
Income tax (benefit)/expense	(47,000)	25,000	(88,000)	77,000	117,516	134,637
Net (Loss)	(8,450,000)	(3,003,000)	(24,864,000)	(9,400,000)	(14,374,864)	(9,208,432)
Deemed dividend related to Series A-1 preferred stock and Series B preferred stock	(46,990,000)		(266,772,000)	3,071,000	(80,086,341)	(3,076,566)
Net (Loss) Attributable to Common Stockholders	$ (55,440,000)	$ (3,003,000)	$ (291,636,000)	$ (6,329,000)	$ (94,461,205)	$ (12,284,998)
Basic (loss) per share:	$ (5.94)	$ (0.40)	$ (34.67)	$ (0.87)	$ (12.85)	$ (1.71)
Fully diluted (loss) per share:	$ (5.94)	$ (0.40)	$ (34.67)	$ (0.87)	$ (12.85)	$ (1.71)
Weighted average shares outstanding - basic	9,330,805	7,414,098	8,410,583	7,296,365	7,352,268	7,200,808
Weighted average shares outstanding - diluted	9,330,805	7,414,098	8,410,583	7,296,365	7,352,268	7,200,808
Commercial
Commercial and Governmental revenue		$ 196,000	$ 36,000	$ 732,000	$ 905,868	$ 1,784,680
Governmental
Commercial and Governmental revenue	$ 628,000	$ 376,000	$ 1,633,000	$ 785,000	$ 1,197,208	$ 244,873